Income Taxes	6 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes

Note 14 — Income Taxes

The Company has no income tax expense except state minimum taxes, due to operating losses incurred for the six-month transition period ended December 31, 2024 and for the year ended June 30, 2024. Loss before income taxes were $4,426,964, and $7,310,098, for the six-month transition period ended December 31, 2024 and for the year ended June 30, 2024, respectively.

The provision for income taxes for the six-month transition period ended December 31, 2024 and for the year ended June 30, 2024 consisted of the following:

	For the six months ended December 31, 2024	For the year ended June 30, 2024
Income tax expense
Current income tax expense
Federal	$—	$—
State	63	1,625
Total	$63	$1,625

The effective tax rate of the Company’s provision for income taxes differs from the federal statutory rate as follows as of December 31, 2024 and June 30, 2024

	For the six months ended December 31, 2024	For the year ended June 30, 2024
Statutory rate	21.0%	21.0%
State income tax rate	—%	6.2%
Stock-based compensation	(0.9)%	(3.4)%
Acquired Intangible	—%	4.4%
Research and development tax credit rate difference	—%	—%
Prior year true-ups	0.8%	(1.9)%
Changes in valuation allowance	(20.9)%	(26.3)%
Total	—	—

The Company’s net deferred tax assets were as follows as of December 31, 2024 and June 30, 2024

	As of December 31, 2024	As of June 30, 2024
Deferred tax assets:
Net operating loss carryover	$2,425,707	$1,838,655
Accruals and reserves	168	336
Stock-based compensation	—	—
Capitalized Research and development and intangibles	2,928,142	2,640,159
Total deferred tax assets	5,403,415	4,479,150
Valuation allowance	(5,403,415)	(4,479,150)
Deferred tax asset, net of allowance	$—	$—

As of December 31, 2024 and June 30, 2024, the Company had gross federal income tax net operating loss (“NOL”) carry forwards of approximately $9.4 million and $6.6 million, respectively. As of December 31, 2024 and June 30, 2024, the Company had gross state income tax net operating loss (“NOL”) carry forwards of approximately $6.5 million and $6.5 million, respectively. The federal net operating losses are carried forward indefinitely. The state net operating losses will begin to expire in 2042.

Under the Code, the NOL can be carried forward indefinitely and can be used to offset up to 80% of taxable income for losses arising in tax years beginning after June 30, 2022. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax asset will be realized. The ultimate realization of deferred tax assets is dependent upon the Company attaining future taxable income during periods in which those temporary differences become deductible.

Due to the uncertainty surrounding the realization of the benefits of its deferred assets, including NOL carry forwards, stock-based compensation, research and development expense capitalization and federal research tax credit, the Company has provided a 100% valuation allowance on its deferred tax assets at December 31, 2024 and June 30, 2024. The valuation allowance increased from $4.5 million to $5.4 million in 2024. In terms of research and development expense capitalization attributed to deferred tax assets, the Company capitalized research and development expense of approximately $2.9 million and $3.7 million for the six-month transition period ended December 31, 2024 and for the year end June 30, 2024, respectively. The research and development expense capitalization were mainly derived from Eureka’s license, service agreement and SOW would be amortized over 5 years for income tax purposes.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740, Income Taxes. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit will more likely than not be realized. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. As of December 31, 2024 and June 30, 2024, the Company had no uncertain tax positions, and no interest or penalties have been charged to the Company. If incurred, the Company will classify any interest and penalties as a component of interest expense and operating expense, respectively

The Company’s ability to utilize the net operating loss and tax credit carryforwards in the future may be subject to substantial restrictions in the event of past or future ownership changes as defined in Section 382 of the Internal Revenue Code and similar state tax laws. In the event the Company should experience an ownership change, as defined under Section 382, utilization of the Company’s net operating loss carryforward and tax credit could be limited.

The Company files corporation tax returns in the United States, California and other States. The Company has been in an overall net operating loss position since inception. Due to the significant federal and state tax attribute carryovers, the Company is subject to examination by taxing authorities for all tax years since inception.